Investments: Investments in Debt Securities (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 8,745	$ -	$ (790)	$ 7,955
Residential mortgage-backed securities	1,355	58	-	1,413

Total debt securities	$ 10,100	$ 58	$ (790)	$ 9,368

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2017 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,052	$ 5	$ (103)	$ 8,954
Residential mortgage-backed securities	1,598	115	-	1,713

Total debt securities	$ 10,650	$ 120	$ (103)	$ 10,667